Acquisitions and Divestiture of a Subsidiary	12 Months Ended
Sep. 30, 2024
Business Combinations [Abstract]
Acquisitions and Divestiture of a Subsidiary

Note 3 — Acquisitions and Divestiture of a Subsidiary

Acquisitions

Entities acquired by the Company during the last three fiscal years have been consolidated into the Company’s results of operations since their respective acquisition dates. These acquisitions, individually and in the aggregate, were not material in any fiscal year. During fiscal year 2024, the Company completed two business acquisitions for an aggregate net consideration of approximately $84,007 in cash, and a potential for additional consideration which may be paid later based on achievement of certain performance metrics. The vast majority of this amount was paid for the acquisition of Astadia, which specializes in mainframe-to-cloud migration and modernization. During fiscal year 2023, the Company completed three business acquisitions for an aggregate net consideration of approximately $130,318 in cash, and a potential for additional consideration may be paid later based on achievement of certain performance metrics. Among them were the service assurance business of TEOCO and ProCom Consulting, a digital transformation SI services and business consulting company. During fiscal year 2022, the Company completed two acquisitions of technology companies, DevOps and Roam, for an aggregate net consideration of $54,091 in cash, and a potential for additional consideration may be paid later based on achievement of certain performance metrics.

Divestiture of a Subsidiary

On November 10, 2020, the Company signed an agreement for the divestiture of OpenMarket for approximately $300,000 cash with Infobip Limited, a company in which One Equity Partners is the primary institutional investor. With this transaction, the Company divested a non-strategic asset in the mobile messaging domain, remaining laser-focused on its core strategic growth initiatives. On December 31, 2020, the Company completed the divestiture. Based on the total consideration, the Company recorded pre-tax gain of $226,410 (net of immaterial transaction costs) in the Consolidated Statements of Income during the fiscal year ended September 30, 2021. In connection with this divestiture, $9,194 of net assets and $61,396 of goodwill, were disposed. During fiscal year 2022, the Company recorded additional pre-tax gain of $10,000 in the Consolidated Statements of Income as a result of achievement of certain performance metrics and received such additional consideration in cash during fiscal year 2022. The divestiture does not represent a strategic shift that will have a major effect on operations and financial results and, therefore, did not qualify for presentation as a discontinued operation, please see also Note 11.